Notes to the Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	[1]	Dec. 31, 2024		Dec. 31, 2023
Condensed Cash Flow Statements, Captions [Line Items]
Number of shares issued value			$ 20,000		$ 93,600
Class A Ordinary Shares [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Number of shares issued (in Shares)	17,177,087		12,157,782	[2]
Number of shares issued value			$ 20,000
AMTD Group [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Stock repurchased during the period value			$ 13,034
AMTD Group [Member] | Class A Ordinary Shares [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Number of shares issued (in Shares)			32,682,046
Number of shares issued value			$ 262,238

[1]	During the year ended December 31, 2025, the Company issued 139,517,423 Class B shares at a consideration of US$20,000 for the acquisition of a property from an independent third party. Also, the Company issued 17,177,087 Class A shares in order to settle the consideration payable for an acquisition in previous year.
[2]	During the year ended December 31, 2024, the Company issued 12,157,782 Class A shares at a consideration of US$20,000.